Impairment Losses of Non-Financial Assets (Tables)	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Summary of breakdown of impairment losses and subsequent reversals by asset class
A breakdown of impairment losses and subsequent reversals by asset class for the fiscal years ended March 31, 2018, 2019, and 2020, is as follows:

	JPY (millions)
	2018		2019		2020
	Impairment loss	Reversal	Impairment loss	Reversal	Impairment loss	Reversal
Property, plant and equipment
Buildings and structures	125	—	3,953	—	918	—
Machinery and equipment	161	—	256	—	23	—
Tools, furniture and fixtures	141	—	1,856	—	687	—
Land	72	(138)	1,509	—	982	(150)
Construction in progress	12	—	128	—	132	—
Right-of-use assets	—	—	—	—	559	—
Goodwill	756	—	2,941	—	611	—
Intangible asset
Software for internal use	146	—	709	—	1,773	—
Others	117	—	1,255	—	699	—

Total	1,530	(138)	12,607	—	6,384	(150)